LONG-TERM DEBT - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 17,137	$ 16,751
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	18,873	$ 18,373
2022
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,551
2023
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,712
2024
Disclosure of detailed information about borrowings [line items]
Long-term debt	600
2025
Disclosure of detailed information about borrowings [line items]
Long-term debt	886
2026
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,634
Thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 11,490